Share-based Payment Arrangements - Summary of Information About ASE Inc. Option Plans (Detail) - ASE Inc. option plans [member] shares in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2016 TWD ($) shares	Dec. 31, 2015 TWD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	210,795	252,607	209,745
Number of options, granted | shares			94,270
Number of options, forfeited | shares	(5,407)	(6,056)	(1,975)
Number of options, expired | shares	(1,790)		(730)
Number of options, exercised | shares	(67,637)	(35,756)	(48,703)
Number of options, ending balance | shares	135,961	210,795	252,607
Number of options, exercisable, end of year | shares	85,642	123,007	158,103
Weighted average exercise price, Beginning balance	$ 27.3	$ 26.6	$ 20.7
Weighted average exercise price, Options granted			36.5
Weighted average exercise price, Options forfeited	36.3	34.6	30.3
Weighted average exercise price, Options expired	21.1		11.1
Weighted average exercise price, Options exercised	21.0	20.9	20.6
Weighted average exercise price, Ending balance	30.2	27.3	26.6
Weighted average exercise price, Options exercisable, end of year	$ 26.5	$ 20.8	20.8
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted-average fair value of options granted (NT$)			7.18
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted-average fair value of options granted (NT$)			$ 7.39